23 Post-employment benefits (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inflation P.Y. [Member]
Disclosure of defined benefit plans [line items]
Real rate
Nominal rate	2.90%	4.00%
Expected Rate Of Discount/Return P.Y. [Member] | Unified Plan Defined Benefit [Member]
Disclosure of defined benefit plans [line items]
Real rate	3.05%	4.60%
Nominal rate	6.04%	8.78%
Expected Rate Of Discount/Return P.Y. [Member] | Unified Plan - Balance [Member]
Disclosure of defined benefit plans [line items]
Real rate	3.20%	4.60%
Nominal rate	6.19%	8.78%
Expected Rate Of Discount/Return P.Y. [Member] | Plan III [Member]
Disclosure of defined benefit plans [line items]
Real rate	3.20%	4.60%
Nominal rate	6.19%	8.78%
Expected Rate Of Discount/Return P.Y. [Member] | Assistance Plan [Member]
Disclosure of defined benefit plans [line items]
Real rate	3.30%	4.60%
Nominal rate	6.30%	8.78%
Salary Growth [Member] | Plan III [Member]
Disclosure of defined benefit plans [line items]
Real rate	1.50%	1.50%
Nominal rate	4.44%	5.56%
Salary Growth [Member] | Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Real rate	1.00%	2.00%
Nominal rate	3.93%	6.08%
Demographic [Member] | Mortality Table [Member]
Disclosure of defined benefit plans [line items]
Nominal assumption	AT - 2000	AT - 2000
Demographic [Member] | Mortality Table Of Individuals With Permanent Disability [Member]
Disclosure of defined benefit plans [line items]
Nominal assumption	WINKLEVOSS	WINKLEVOSS
Demographic [Member] | Table Of New Disability Benefit Vested [Member]
Disclosure of defined benefit plans [line items]
Nominal assumption	TASA 1927	TASA 1927